Revenue	9 Months Ended
Sep. 30, 2018
Revenue from Contract with Customer [Abstract]
Revenue

NOTE 11 — REVENUE

Our revenue is substantially generated from product sales. For the nine months ended September 30, 2018, approximately 89% of our revenue was generated from product sales. Our remaining revenue was derived from services, leases and other, which represented approximately 7%, 3%, and 1%, respectively, of total revenue for the nine months ended September 30, 2018. Product revenue is derived from the sale of drilling and production equipment. Service revenue is earned as technical advisory assistance and field services related to our products are provided. Lease revenue is derived from month-to-month rental income of leased production equipment.

The majority of our revenue is short cycle in nature, with shipments occurring within a year from the customer order date. A small portion of our revenue is derived from contracts extending over one year. Our payment terms generally range between 30 to 90 days and vary by the location of our businesses and the types and volumes of products manufactured and sold, among other factors. Costs incurred to obtain a customer contract are generally not material to us.

Disaggregation of Revenue

Revenue disaggregated by end market in each of our reporting segments was as follows:

(in thousands)	Three Months Ended September 30, 2018	Nine Months Ended September 30, 2018
Drilling Technologies	$75,254	$209,727
Production & Automation Technologies:
Artificial lift	188,005	544,566
Digital products	31,114	85,347
Other production equipment	22,380	68,922
Intra-segment eliminations	(285)	(2,244)

	241,214	696,591

Total revenue	$316,468	$906,318

Revenue disaggregated by geography was as follows:

(in thousands)	Three Months Ended September 30, 2018	Nine Months Ended September 30, 2018
United States	$252,747	$713,373
Canada	20,759	58,639
Middle East	13,645	40,091
Europe	7,625	27,805
Latin America	8,364	25,097
Asia-Pacific	3,715	13,900
Other	9,613	27,413

Total revenue	$316,468	$906,318

Performance Obligations

The majority of our contracts have a single performance obligation which represents, in most cases, the equipment or product sold to the customer. Some contracts include multiple performance obligations such as a product and the related installation, extended warranty and/or maintenance services. For contracts with multiple performance obligations, we allocate the transaction price to each performance obligation based on the estimated relative standalone selling prices of the promised goods or services underlying each performance obligation. We typically use observable prices to determine the stand-alone selling price of a performance obligation and utilize a cost plus margin approach when observable prices are not available.

Substantially all of our performance obligations are recognized at a point in time and are primarily related to our product revenue derived from the sale of drilling and production equipment. Revenue is recognized when control transfers to the customer upon shipment or completion of installation, testing, certification, or other substantive acceptance provisions required under the contract. Revenue is recognized over time for our service and lease offerings. Service revenue is recognized over time as we provide technical advisory assistance and field services related to our products.

Warranties

The majority of our contracts contain standard warranties in connection with the sale of a product to a customer which provide a customer assurance that the related product will function for a period of time as the parties intended. In addition to our standard warranties, we also offer extended warranties to our customers. Warranties provided as part of our product offerings are analyzed to determine whether they represent a distinct service, and if so, are recognized as service revenue over the related warranty period.

Remaining performance obligations

As of September 30, 2018, we did not have any contracts with an original length of greater than a year, from which revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied).

Contract balances

Contract assets and contract liabilities from contracts with customers were as follows:

(in thousands)	September 30, 2018	January 1, 2018
Contract assets	$3,475	$4,733
Contract liabilities — current	6,827	4,487

Contract assets primarily relate to our right to consideration for work completed but not billed at the reporting date and are recorded in “prepaid expenses and other current assets” on our condensed consolidated balance sheets. Contract assets are transferred to receivables when the right to consideration becomes unconditional. Contract liabilities relate to our obligation to transfer goods or services to a customer for which we have received advance consideration (or an amount of consideration is due) from the customer. Current contract liabilities are recorded in other “accrued expenses and other current liabilities” on our condensed consolidated balance sheets.

Critical Accounting Estimates

Estimates are used to determine the amount of variable consideration in contracts, the determination of the standalone selling price among separate performance obligations, as well as the determination of the measure of progress for contracts where revenue is recognized over time. Some contracts with customers include variable consideration primarily related to volume rebates. We estimate variable consideration at the most likely amount to determine the total consideration which we expect to be entitled. Estimated amounts are included in the transaction price to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Our estimates of variable consideration and the determination of whether to include estimated amounts in the transaction price are largely based on an assessment of our anticipated performance and all information that is reasonably available.